Finance income and expenses	12 Months Ended
Dec. 31, 2025
Disclosure of finance income and expenses [Abstract]
Finance income and expenses
Note 9 – Finance income and expenses

	Year ended December 31,
	2 0 2 5	2 0 2 4	2 0 2 3	2 0 2 5
Finance income:	NIS	NIS	NIS	US Dollars

Interest from Short-term bank deposits	4,237	4,258	4,644	1,328
Dividends	4,241	5,378	5,201	1,329
Changes in fair value of financial assets at fair values	31,899	(*) 23,802	3,567	10,000
Income from revaluation of a long-term financial assets	1,143	(*) 2,049	2,030	358
Foreign currency differences	-	367	676	-
Interest Income of debentures held for trading	3,141	3,811	4,207	985
Other interest	123	76	38	39
Total finance income	44,784	39,741	20,363	14,039

	Year ended December 31,
	2 0 2 5	2 0 2 4	2 0 2 3	2 0 2 5
Finance expenses:	NIS	NIS	NIS	US Dollars

Bank fees	525	586	535	165
Portfolio management fees	587	1,107	204	184
Foreign currency differences	1,181	-	-	370
Other	335	240	782	105
Total finance expenses	2,628	1,933	1,521	824

(*) Reclassified